Dreyfus Institutional Yield
      Advantage Fund

      SEMIANNUAL REPORT January 31, 2002


The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             9   Statement of Assets and Liabilities

                             10  Statement of Operations

                             11  Statement of Changes in Net Assets

                             12  Financial Highlights

                             14  Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                   Back Cover

                                                                        The Fund

                                                          Dreyfus Institutional
                                                           Yield Advantage Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this semiannual report for Dreyfus Institutional Yield Advantage Fund, covering the period from its inception on November 15, 2001 through January 31, 2002. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with Michael Hoeh, portfolio manager and a member of the Dreyfus Taxable Fixed Income Team that manages the fund.

One of America's longest periods of economic expansion came to an end during the reporting period, and bonds generally benefited from the Federal Reserve Board's efforts to reinvigorate an ailing economy. Short-term interest rates fell to their lowest levels in 40 years, helping to boost most bond prices. While corporate bonds also generally benefited from lower interest rates, their performance was constrained by credit concerns arising from the bankruptcies and accounting scandals affecting a small number of high-profile companies.

The importance of diversification was underscored by the bond market's strong returns, which helped cushion the equity market's decline for investors who allocated their investments among different asset classes. Perhaps most significant, market conditions during the reporting period affirmed the value of objective advice from an experienced financial advisor who understands your current needs, long-term goals and attitude toward risk.

With bond yields currently at historically low levels, a repeat of the reporting period' s bond market performance seems unlikely. Nonetheless, investment opportunities may abound. Signs of economic recovery have emerged and the equity market has recently rallied. While we can't guarantee that these encouraging trends will continue, we do believe that the straightest path to financial security in any market environment is one that includes a long-term perspective, broad diversification and professional advice from a trusted advisor.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
February 15, 2002




DISCUSSION OF FUND PERFORMANCE

Michael Hoeh, Portfolio Manager Dreyfus Taxable Fixed Income Team

How did Dreyfus Institutional Yield Advantage Fund perform during the period?

Between its inception on November 15, 2001 and the end of its semiannual reporting period on January 31, 2002, the fund's Institutional shares achieved a total return of 0.93% and its Investor shares achieved a total return of 0.87% ..(1)

We attribute the fund's positive overall performance during the reporting period to its holdings of high quality corporate securities, which generally provided higher yields than U.S. Treasury bills and notes.

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue its goal, the fund invests all of its assets in investment-grade fixed-income securities, which may include U.S. government bonds and notes, corporate bonds, asset-backed securities and mortgage-related securities.

To help reduce share price fluctuations, we try to keep the fund's average effective duration -- a measure of sensitivity to changing interest rates -- at one year or less. Although we expect the fund's average effective duration and its average effective maturity -- the amount of time until the fund's holdings mature or are redeemed, on average -- to follow one another closely, we may invest in securities with effective final maturities of any length.

When choosing securities for the fund, we first analyze a multitude of factors in various fixed-income market sectors. We then decide how to allocate the fund's assets across these sectors and in which securities to invest.

                                                                        The Fund

DISCUSSION OF FUND PERFORMANCE (CONTINUED)

What other factors influenced the fund's performance?

Although the fund began operations on November 15, 2001, its performance was affected by economic trends that began to develop about one year earlier. Responding to signs of an economic slowdown in the closing months of 2000, the Federal Reserve Board (the "Fed" ) began to take steps to stimulate renewed economic growth. All told, the Fed reduced short-term interest rates by 4.75 percentage points in 11 separate moves during 2001.

As a result, yields of short-term bonds were near historical lows when the fund began operations. U.S. Treasury securities ranked among the lowest yielding, primarily because of heightened investor demand for ultra-safe investments. While yields of corporate, mortgage-backed and asset-backed securities had also declined, they had not fallen as much as Treasury yields. In fact, the difference between the yields of Treasuries and corporate bonds -- known as the spread -- had widened beyond its average level.

Because of their relatively attractive yields, we established a substantial position in investment-grade corporate securities. Some of these were hard-hit in the wake of the high-profile bankruptcies of a small number of major corporations. In our view, securities issued by good companies were punished along with the bad, making high quality corporate bonds available at prices we considered compelling.

We also found good values in mortgage-backed securities, which had been hurt by a surge of refinancing activity among homeowners. However, as mortgage rates bottomed, we believed that refinancing activity would abate and securities prices would rise. In the meantime, their relatively high yields made them attractive income-oriented investments, in our view.

What is the fund's current strategy?

Although we expect the economy to recover, the process is likely to be long and slow. Nonetheless, recent scrutiny of accounting practices has caused many corporations to take steps toward improving their balance sheets. In our opinion, stronger balance sheets should be good for short-term corporate bonds.

Accordingly, we have continued to focus on high quality corporate bonds, which comprised 42% of the fund as of January 31, 2002. Mortgage-related securities accounted for 9% of the fund. Asset-backed securities comprised 37% of the fund. U.S. Treasury and agency securities represented 12% of the fund. The fund's average effective duration ended the reporting period at 0.75 years, its average effective maturity ended the reporting period at 0.94 years, and its average credit quality was AA-, well within the investment-grade range. Of course, we are prepared to change our strategies and the fund's composition as market conditions evolve.

Finally, we would like to remind you that Dreyfus Institutional Yield Advantage Fund is not a money market fund. Rather, it is a very short-term bond fund that seeks to produce higher yields than money market funds while preserving capital. Unlike a money market fund, which tries to maintain a stable $1 share price, fund shares are likely to gain or lose value over time.

February 15, 2002

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURN FIGURES PROVIDED REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN AGREEMENT IN EFFECT THROUGH JULY 31, 2002, AT WHICH TIME IT MAY BE EXTENDED, TERMINATED OR MODIFIED. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

                                                                        The Fund

STATEMENT OF INVESTMENTS

STATEMENT OF INVESTMENTS
January 31, 2002 (Unaudited)

                                                                                               Principal
BONDS AND NOTES--89.2%                                                                        Amount ($)              Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

AIRCRAFT AND AEROSPACE--3.6%

Lockheed Martin,

   Notes, 6.75%, 2003                                                                           175,000                  181,381

ASSET-BACKED CTFS.--32.5%

Advanta Mortgage Loan Trust,

   Ser. 1996-1, Cl. A6, 6.73%, 2023                                                             155,325                  158,652

BMW Vehicle Owner Trust,

   Ser. 2001-A, Cl. A2, 4.26%, 2003                                                             199,901                  201,541

Centex Home Equity,

   Ser. 2001-B, Cl. A2, 5.35%, 2022                                                             220,000                  223,919

Conseco Finance Securitizations,

   Ser. 2000-D, Cl. A3, 7.89%, 2018                                                             170,000                  176,627

EQCC Home Equity Loan Trust,

   Ser. 1998-1, Cl. A4F, 6.459%, 2021                                                           200,000                  204,776

Fingerhut Master Trust,

..  Ser. 1998-2, Cl. A, 6.23%, 2007                                                               70,000                   71,182

GMAC Mortgage Corporation Loan Trust,

   Ser. 2000-HE3, Cl. A2, 7.17%, 2015                                                           170,000                  173,853

IMC Home Equity Loan Trust,

   Ser. 1997-7, Cl. A5, 6.76%, 2020                                                             202,662                  206,370

NYCTL,

Tax Lien Collateralized Bonds,

   Ser. 1999-1A, Cl. B, 6.45%, 2007                                                             227,416  (a)             229,406

                                                                                                                       1,646,326

AUTOMOTIVE--5.1%

GMAC,

   Notes, 7.125%, 2003                                                                          200,000                  206,318

TRW,

   Sr. Notes, 6.5%, 2002                                                                         50,000                   50,341

                                                                                                                         256,659

BANKING--.9%

MBNA,

   Sr. Notes, 3.645%, Ser. F, 2002                                                               45,000                   44,944

COMMERCIAL MORTGAGE PASS-THROUGH CTFS.--14.0%

Morgan Stanley Dean Witter Capital I,

   Ser. 2001-XLF, Cl. F, 3.807%, 2013                                                           250,000  (a,b)           247,500

Nationslink Funding,

   Ser. 1999-SL, Cl. A2, 6.096%, 2030                                                           208,268                  210,761


                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE PASS-THROUGH CTFS. (CONTINUED)

Ventas Specialty I,

   Ser. 2001-VENA, Cl. D, 3.79%, 2012                                                           250,000  (a,b)           249,931

                                                                                                                         708,192

ENTERTAINMENT/MEDIA--.8%

Fox/Liberty Networks,

   Sr. Notes, 8.875%, 2007                                                                       40,000                   42,100

FINANCIAL SERVICES--4.2%

General Electric Capital,

   Medium-Term Notes, Ser. A, 6.75%, 2003                                                       125,000                  132,779

Textron Financial,

   Notes, Ser. E, 3.35%, 2003                                                                    83,000                   80,935

                                                                                                                         213,714

FOODS AND BEVERAGES--2.0%

Heinz (H.J.),

   Notes, 6.875%, 2003                                                                          100,000                  103,619

HEALTH CARE--3.6%

American Home Products,

   Notes, 5.875%, 2004                                                                          175,000                  181,917

OIL AND GAS--5.8%

Petroleum-Geo Services,

   Notes, 2.56%, 2002                                                                           135,000  (b)             134,802

Tosco,

   First Mortgage, 8.25%, 2003                                                                  150,000                  158,799

                                                                                                                         293,601

REAL ESTATE INVESTMENT TRUST--1.5%

Spieker Properties,

   Notes, 6.9%, 2004                                                                             75,000                   78,034

TELECOMMUNICATION--3.0%

WorldCom,

   Sr. Notes, 6.25%, 2003                                                                       150,000                  151,589

U.S. GOVERNMENT AGENCIES/MORTGAGE-BACKED--12.2%

Federal Home Loan Mortgage Corp.,

  REMIC Trust, Gtd. Multiclass Mortgage Participation Ctfs.:

      Ser. 1492, Cl. H, 6.65%, 9/15/2012                                                        163,579                  165,024

      Ser. 2301, Cl. G, 6%, 12/15/2012                                                          220,769                  225,282

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES/MORTGAGE-BACKED (CONTINUED)

Federal National Mortgage Association,

  REMIC Trust, Gtd. Pass-Through Ctfs.,

   Ser. 2001-12, Cl. CS, 6.5%, 6/25/2027                                                        227,806                  231,314

                                                                                                                         621,620

TOTAL BONDS AND NOTES

   (cost $4,510,761)                                                                                                   4,523,696
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--11.1%
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--10.9%

BP Amoco Capital,

   1.9%, 2/1/2002                                                                               280,000                  280,000

UBS Finance Delaware,

   1.9%, 2/1/2002                                                                               270,000                  270,000

                                                                                                                         550,000

U.S. GOVERNMENT--.2%

U.S. Treasury Bills,

   1.63%, 2/14/2002                                                                              10,000                    9,994

TOTAL SHORT-TERM INVESTMENTS

   (cost $560,062)                                                                                                       559,994
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $5,070,823)                                                              100.3%                5,083,690

LIABILITIES, LESS CASH AND RECEIVABLES                                                            (.3%)                  (14,463)

NET ASSETS                                                                                       100.0%                5,069,227

(A) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION,
NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT JANUARY 31, 2002, THESE
SECURITIES AMOUNTED TO $726,837 OR 14.3% OF NET ASSETS.

(B)  VARIABLE RATE SECURITY--INTEREST RATE SUBJECT TO PERIODIC CHANGE.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

January 31, 2002 (Unaudited)

                                                              Cost         Value
-------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  5,070,823    5,083,690

Cash                                                                    156,254

Interest receivable                                                      38,861

Prepaid expenses                                                         27,460

Due from The Dreyfus Corporation                                          6,219

                                                                       5,312,484

--------------------------------------------------------------------------------

LIABILITIES ($):

Payable for investment securities purchased                             225,408

Accrued expenses                                                         17,849

                                                                         243,257

--------------------------------------------------------------------------------

NET ASSETS ($)                                                        5,069,227
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                       5,059,383

Accumulated distributions in excess of investment income--net            (8,551)

Accumulated net realized gain (loss) on investments                       5,528

Accumulated net unrealized appreciation (depreciation) on investments    12,867
--------------------------------------------------------------------------------

NET ASSETS ($)                                                        5,069,227

NET ASSET VALUE PER SHARE

                                               Investor Shares     Institutional
                                                                          Shares
--------------------------------------------------------------------------------

Net Assets ($)                                       2,526,364         2,542,863

Shares Outstanding                                   1,260,695         1,268,915
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                             2.00             2.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        The Fund

STATEMENT OF OPERATIONS

From November 15, 2001 (commencement of operations)

to January 31, 2002 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                         40,072

EXPENSES:

Management fee--Note 3(a)                                                2,150

Auditing fees                                                            6,667

Directors' fees and expenses--Note 3(c)                                  5,981

Prospectus and shareholders' reports                                     2,333

Legal fees                                                               2,000

Distribution fees (Investor Shares)--Note 3(b)                           1,342

Custodian fees--Note 3(b)                                                  759

Registration fees                                                          465

Shareholder servicing costs--Note 3(b)                                      27

Miscellaneous                                                              425

TOTAL EXPENSES                                                          22,149

Less--expense reimbursement from The Dreyfus Corporation

  due to undertaking--Note 3(a)                                        (18,658)

NET EXPENSES                                                             3,491

INVESTMENT INCOME--NET                                                  36,581
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                                  5,528

Net unrealized appreciation (depreciation) on investments               12,867

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                  18,395

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    54,976

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

From November 15, 2001 (commencement of operations)

to January 31, 2002 (Unaudited)

--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                                  36,581

Net realized gain (loss) on investments                                  5,528

Net unrealized appreciation (depreciation)
  on investments                                                        12,867

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                             54,976
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Investor shares                                                        (21,866)

Institutional shares                                                   (23,266)

TOTAL DIVIDENDS                                                        (45,132)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

Investor shares                                                      2,500,000

Institutional shares                                                 2,516,000

Dividends reinvested:

Investor shares                                                         21,432

Institutional shares                                                    22,751

Cost of shares redeemed:

Institutional shares                                                     (800)

INCREASE (DECREASE) IN NET ASSETS FROM
  CAPITAL STOCK TRANSACTIONS                                         5,059,383

TOTAL INCREASE (DECREASE) IN NET ASSETS                              5,069,227
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                                         --

END OF PERIOD                                                        5,069,227
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

INVESTOR SHARES

Shares sold                                                          1,250,000

Shares issued for dividends reinvested                                  10,695

NET INCREASE (DECREASE) IN SHARES OUTSTANDING                        1,260,695
--------------------------------------------------------------------------------

INSTITUTIONAL SHARES

Shares sold                                                          1,257,960

Shares issued for dividends reinvested                                  11,353

Shares redeemed                                                           (398)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING                        1,268,915

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        The Fund

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables describe the performance for each share class for the period from November 15, 2001 (commencement of operations) to January 31, 2002. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

INVESTOR SHARES
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                   2.00

Investment Operations:

Investment income--net                                                  .01(a)

Net realized and unrealized gain (loss)
  on investments                                                        .01

Total from Investment Operations                                        .02

Distributions:

Dividends from investment income--net                                  (.02)

Net asset value, end of period                                         2.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                                        .93(b)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                 .45(c)

Ratio of net investment income
  to average net assets                                                3.27(c)

Decrease reflected in above expense ratio due
  to undertakings by The Dreyfus Corporation                           1.73(c)

Portfolio Turnover Rate                                              145.35(b)
--------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                                 2,526

(A)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(B)  NOT ANNUALIZED.

(C)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                   2.00

Investment Operations:

Investment income--net                                                  .02(a)

Net realized and unrealized gain (loss)
  on investments                                                         --

Total from Investment Operations                                        .02

Distributions:

Dividends from investment income--net                                  (.02)

Net asset value, end of period                                         2.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                                        .87(b)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                 .20(c)

Ratio of net investment income
  to average net assets                                                3.54(c)

Decrease reflected in above expense ratio due
  to undertakings by The Dreyfus Corporation                           1.74(c)

Portfolio Turnover Rate                                              145.35(b)
--------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                                 2,543

(A)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(B)  NOT ANNUALIZED.

(C)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Institutional Yield Advantage Fund (the "fund" ) is a separate diversified series of Dreyfus Investment Grade Bond Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the " Act" ), as an open-end management investment company and operates as a series company currently offering four series, including the fund, which commenced operations on November 15, 2001. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital with minimal changes in share price. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the " Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund' s shares which are sold to the public without a sales charge. The fund's fiscal year end is July 31.

The fund is authorized to issue 500 million shares of $.001 par value Common Stock in each of the following classes of shares: Investor and Institutional. Investor shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, the minimum initial investment and certain voting rights.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Investment income, net of expenses (other than class specific expenses), and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (excluding short-term investments, other than U.S. Treasury Bills, financial futures and options) are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid prices and the asked prices.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities
transactions   are   recorded   on   the   identified   cost  basis.
                                                                      The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended January 31, 2002, the fund did not borrow under the line of credit.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .20 of 1% of the value of the fund' s average daily net assets and is payable monthly. The Manager has undertaken from November 15, 2001 through July 31, 2002, to reduce the management fee and/or assume expenses of the fund so that if fund expenses, excluding taxes, brokerage fees, interest on borrowings, 12b-1 Distribution Plan fees and extraordinary expenses, exceed an annual rate of .20 of 1% of the value of the fund's average daily net assets, the fund may deduct from the payments to be made to the Manager under the Agreement, or the Manager will bear such excess expense. The expense reimbursement, pursuant to the undertaking, amounted to $18,658 during the period ended January 31, 2002.

(b) Under the Investor Shares Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the fund pays the Distributor for distributing the fund's Investor Shares, for servicing shareholder accounts (" Servicing") and for advertising and marketing relating to the fund's Investor Shares. The Plan provides for payments to be made at an annual rate of .25 of 1% of the value of the average daily net assets of Investor Shares. The Distributor determines the amounts, if any, to be paid to Service Agents (a securities dealer, financial institutional or other industry professional) under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended January 31, 2002, the fund was charged $1,342 for Investor Shares pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended January 31, 2002, the fund was charged $18 pursuant to the transfer agency agreement.

The fund compensates Mellon under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2002, the fund was charged $759 pursuant to the custody agreement.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $45,000 and an attendance fee of $5,000 for
                                                                      The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended January 31, 2002, amounted to $8,155,975 and $3,688,723, respectively.

At January 31, 2002, accumulated net unrealized appreciation on investments was $12,867, consisting of $14,932 gross unrealized appreciation and $2,065 gross unrealized depreciation.

At January 31, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

                                                           For More Information

                        Dreyfus Intermediate Term Income Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        Mellon Bank, N.A.
                        One Mellon Bank Center
                        Pittsburgh, PA 15258

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2002 Dreyfus Service Corporation                                  049SA0102